Description of Business and Summary of Significant Accounting Policies - Deferred Policy Acquisition Costs, net of Ceding Commissions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Amortized deferred policy acquisition costs	$ 13.9	$ 3.7